SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from operation	$ 2,519,426	$ 2,786,610	$ 7,810,956	$ 8,619,354	$ 11,094,170	$ 10,212,377
Cost of revenue	(1,935,790)	(1,825,423)	(6,287,085)	(5,563,100)	(7,193,493)	(5,912,001)
Net loss	(4,718,296)	(1,385,042)	(8,671,819)	(4,881,030)	(8,119,268)	(14,028,165)
Net income (loss) before non-controlling interests	(4,718,296)	(2,385,042)	(8,671,819)	(4,881,030)
Total assets	11,768,748	15,960,045	11,768,748	15,960,045	12,836,688	15,453,753
Depreciation and amortization	(345,296)	(446,418)	(1,034,309)	(1,329,255)	(1,785,643)	(1,459,691)
Impairment of long lived assets and goodwill					(2,702,996)	(949,872)
Derivative gain (expense)					1,140,323
Derivative gain	0	223,229	0	0
Interest expense	(676,983)	(248,158)	(1,477,105)	(1,082,259)	1,531,733	(3,581,020)
Derivative expense	(3,472,930)		(3,098,381)	(176,790)	1,140,323	(7,476,908)
TPT MedTech [Member]
Revenue from operation	22,859		479,967		30,484	0
Cost of revenue	(21,296)		(787,504)		(68,884)	0
Net loss					(747,485)	0
Net income (loss) before non-controlling interests	(153,792)		(1,205,060)
Total assets	466,291		466,291		11,850	0
Depreciation and amortization	(25,239)		(25,239)		(3,583)	0
Impairment of long lived assets and goodwill					0	0
Derivative gain (expense)					0
Interest expense	0		0		800	0
Derivative expense	0		0			0
Corporate and Other
Revenue from operation	150,180	15,653	222,924	57,819	53,796	267,547
Cost of revenue	(78,923)	(46,610)	(189,436)	(267,357)	(319,199)	(281,208)
Net loss					(8,189,346)	(15,581,133)
Net income (loss) before non-controlling interests	(4,420,289)	(2,594,790)	(6,753,395)	(5,587,196)
Total assets	3,362,516	8,029,082	3,362,516	8,029,082	5,443,840	6,974,105
Depreciation and amortization	(138,223)	(277,428)	3,362,516	(855,331)	(1,139,470)	(1,156,679)
Impairment of long lived assets and goodwill					(1,849,630)	(949,872)
Derivative gain (expense)					1,140,323
Derivative gain	0	223,229	0	0
Interest expense	(191,204)	(184,583)	(641,049)	(918,587)	(1,251,733)	(3,461,661)
Derivative expense	3,472,930	0	3,098,381	176,790		7,476,908
TPT SpeedConnect
Revenue from operation	1,816,781	2,419,442	5,867,005	7,683,928	9,958,770	8,002,875
Cost of revenue	(1,363,272)	(1,648,683)	(4,502,016)	(4,876,775)	(6,367,474)	(4,879,444)
Net loss					983,673	1,124,210
Net income (loss) before non-controlling interests	(121,318)	138,181	(721,373)	880,554
Total assets	6,817,103	7,371,051	6,817,103	7,371,051	7,010,444	8,003,380
Depreciation and amortization	(154,000)	(150,434)	(455,640)	(390,422)	531,254	(282,449)
Impairment of long lived assets and goodwill					0	0
Derivative gain (expense)					0
Interest expense	(476,925)	(55,047)	(812,859)	(135,500)	242,693	0
Derivative expense	0	0	0	0		0
Blue Collar
Revenue from operation	529,606	351,515	1,241,060	877,607	1,051,120	1,941,955
Cost of revenue	(472,299)	(130,130)	(808,129)	(418,968)	(437,936)	(751,349)
Net loss					(166,110)	428,758
Net income (loss) before non-controlling interests	(22,897)	71,567	8,009	(174,388)
Total assets	1,122,838	559,912	1,122,838	559,912	370,554	476,268
Depreciation and amortization	(27,834)	(18,556)	(83,502)	(83,502)	(111,336)	(20,563)
Impairment of long lived assets and goodwill					(853,366)	0
Derivative gain (expense)					0
Interest expense	(8,854)	$ (8,528)	(23,197)	(28,172)	$ (36,507)	(119,359)
Derivative expense	$ 0		$ 0	$ 0		$ 0